Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable
Note 3 - Accounts Receivable

Included in our $1,239,903 and $1,125,055 net accounts receivable for the years ending December 2011 and 2010, respectively, were (i) $1,269,579 and $1,031,796 for billed trade receivables, respectively; (ii) $23,814 and $143,542 of unbilled trade receivables, respectively; (iii) $0 and $207 for employee travel advances and other receivables, respectively; less (iv) $53,490 and $50,490 for allowance for uncollectible accounts, respectively.

Included in the numbers above is our single largest customer for each year ended December 31, 2011 and, 2010, which provided 89% and 87% of total revenue and represented 79% and 88% of our trade receivables on December 31, 2011 and 2010, respectively. Our largest customer signed a three-year agreement which we began servicing in the second half of 2009.  Any material reduction in revenues generated from our largest customer could harm our results of operations, financial condition and liquidity.